Average Annual Total Returns - Harbor Target Retirement 2060 Fund	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) One Year		Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Five Years	Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Ten Years	Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Since Inception		MSCI EAFE (ND) (reflects no deduction for fees or expenses) One Year		MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Five Years	MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Ten Years	MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Since Inception		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) One Year		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Five Years	MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Ten Years	MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Since Inception		Russell 3000® (reflects no deduction for fees, expenses or taxes) One Year		Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Five Years	Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Ten Years	Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	21.20%			22.84%	Jan. 11, 2019	20.31%			21.55%	12.59%			16.92%	7.51%	[1]	[1]	[1]	6.29%	[1]	15.27%	[2]	[2]	[2]	17.43%	[2]	7.82%	[1]	[1]	[1]	10.69%	[1]	20.89%	[1]	[1]	[1]	24.48%	[1]

[1]	Since Inception return based on the inception date of the Fund.
[2]	The Composite Index 2060 is derived by applying the Harbor Target Retirement 2060 Fund’s (the “2060 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, MSCI All Country World (ND) Index, ICE BofA U.S. High Yield Index (H0A0), Bloomberg Barclays U.S. Aggregate Bond Index, and ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund). The weights of the Composite Index 2060 match the 2060 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.